CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2021	Dec. 31, 2020
8.75% Series A Preferred Units [Member]
General Partners' Capital Account, Units Issued	7,089,325	6,752,333
General Partners' Capital Account, Units Outstanding	7,089,325	6,752,333
Common units public [Member]
General Partners' Capital Account, Units Issued	18,110,720	18,050,941
General Partners' Capital Account, Units Outstanding	18,110,720	18,050,941
Common units Hegh LNG [Member]
General Partners' Capital Account, Units Issued	15,257,498	15,257,498
General Partners' Capital Account, Units Outstanding	15,257,498	15,257,498